UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 11, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $1,347,570 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    73182   593530 SH       SOLE                   511830             81700
Accenture Ltd.                 COM              G1150G111    24904  1384330 SH       SOLE                  1196130            188200
Albertson's Inc.               COM              013104104    37835  1699695 SH       SOLE                  1459695            240000
American International Group,  COM              026874107    82722  1429946 SH       SOLE                  1237172            192774
American International Group,  COM              026874107     5496    95000 SH       DEFINED 01              95000
American Standard Companies In COM              029712106    65440   919875 SH       SOLE                   794675            125200
American Standard Companies In COM              029712106     3806    53500 SH       DEFINED 01              53500
Apogent Technologies Inc.      COM              03760A101    22697  1091200 SH       SOLE                   971200            120000
Apogent Technologies Inc.      COM              03760A101     2080   100000 SH       DEFINED 01             100000
Aramark Corp Cl B              COM              038521100    20837   886680 SH       SOLE                   764680            122000
Aramark Corp Cl B              COM              038521100     4700   200000 SH       DEFINED 01             200000
Baker Hughes Inc.              COM              057224107    11722   364155 SH       SOLE                   314555             49600
Baker Hughes Inc.              COM              057224107     3219   100000 SH       DEFINED 01             100000
Best Buy Co. Inc.              COM              086516101     2415   100000 SH       DEFINED 01             100000
Best Buy Co. Inc.              COM              086516101    20657   855380 SH       SOLE                   739980            115400
Brunswick Corp.                COM              117043109    32807  1651890 SH       SOLE                  1418890            233000
Cablevision Systems Cl A       COM              12686C109     7780   464745 SH       SOLE                   400945             63800
Cablevision Systems Cl A       COM              12686C109     1674   100000 SH       DEFINED 01             100000
Canadian Natl Ry Co.           COM              136375102    33041   795030 SH       SOLE                   795030
Citigroup Inc.                 COM              172967101    73815  2097611 SH       SOLE                  1816185            281426
Citigroup Inc.                 COM              172967101     4976   141402 SH       DEFINED 01             141402
Cooper Cameron Corp.           COM              216640102    37339   749470 SH       SOLE                   644170            105300
CVS Corporation                COM              126650100    34506  1381900 SH       SOLE                  1193200            188700
Darden Restaurants Inc.        COM              237194105    24738  1209690 SH       SOLE                  1045490            164200
Darden Restaurants Inc.        COM              237194105     3067   150000 SH       DEFINED 01             150000
Eaton Corp.                    COM              278058102    36028   461245 SH       SOLE                   394945             66300
Fox Entertainment Group Inc.   COM              35138T107    32162  1240325 SH       SOLE                  1053325            187000
Golden West Financial Corp.    COM              381317106    32971   459140 SH       SOLE                   395840             63300
Goldman Sachs Group Inc.       COM              38141G104    46617   684540 SH       SOLE                   587140             97400
Honeywell Intl Inc.            COM              438516106     6500   270815 SH       SOLE                   234215             36600
Household Intl Inc.            COM              441815107     1187    42700 SH       DEFINED 01              42700
Household Intl Inc.            COM              441815107    17915   644187 SH       SOLE                   543587            100600
Illinois Tool Works            COM              452308109    62470   963150 SH       SOLE                   831750            131400
Ingersoll Rand Company - A     COM              G4776G101    22797   529415 SH       SOLE                   455815             73600
International Business Machine COM              459200101    47185   608840 SH       SOLE                   526240             82600
International Business Machine COM              459200101     5425    70000 SH       DEFINED 01              70000
Jefferson Pilot                COM              475070108    11165   292955 SH       SOLE                   252555             40400
Koninklijke Philips Electronic COM              500472303    21195  1198822 SH       SOLE                  1029622            169200
Laboratory Corp of America Hol COM              50540R409    23546  1013170 SH       SOLE                   876470            136700
Laboratory Corp of America Hol COM              50540R409     3486   150000 SH       DEFINED 01             150000
Mattel Inc.                    COM              577081102    19086   996670 SH       SOLE                   861270            135400
Mattel Inc.                    COM              577081102     3830   200000 SH       DEFINED 01             200000
McDonalds Corp.                COM              580135101    18244  1134607 SH       SOLE                   980907            153700
Motorola Inc.                  COM              620076109    11798  1363946 SH       SOLE                  1178246            185700
Motorola Inc.                  COM              620076109     1297   150000 SH       DEFINED 01             150000
Nike Inc. Cl B                 COM              654106103    30517   686240 SH       SOLE                   592540             93700
Nike Inc. Cl B                 COM              654106103     2446    55000 SH       DEFINED 01              55000
Pfizer Inc.                    COM              717081103    15007   490897 SH       SOLE                   424197             66700
Pfizer Inc.                    COM              717081103     1528    50000 SH       DEFINED 01              50000
Procter & Gamble Co.           COM              742718109      430     5000 SH       SOLE                     5000
Schlumberger Ltd.              COM              806857108    16891   401309 SH       SOLE                   343709             57600
SPX Corp.                      COM              784635104    35483   947485 SH       SOLE                   821285            126200
SPX Corp.                      COM              784635104     3370    90000 SH       DEFINED 01              90000
Stat Oil ASA                   COM              85771P102      827   100000 SH       SOLE                   100000
Stilwell Financial Inc.        COM              860831106    15187  1161955 SH       SOLE                  1002155            159800
Univision Communications - A   COM              914906102     3675   150000 SH       DEFINED 01             150000
Viacom Inc Cl B                COM              925524308    60373  1481190 SH       SOLE                  1279490            201700
Viacom Inc Cl B                COM              925524308     4076   100000 SH       DEFINED 01             100000
Walt Disney Co.                COM              254687106    31232  1914886 SH       SOLE                  1658186            256700
Wells Fargo & Co.              COM              949746101    31464   671310 SH       SOLE                   567510            103800
Wells Fargo & Co.              COM              949746101     4687   100000 SH       DEFINED 01             100000
York Intl Corp New             COM              986670107    30018  1173955 SH       SOLE                  1004130            169825